SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.96	0.91	0.93
Average for Period	0.92	0.92	0.95
Beginning of Period	0.91	0.93	0.88
Low	0.89	0.89	0.87
High	0.96	0.96	1.05